INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	June 30, 2022	December 31, 2021
Distributor channel	$3,215,190	$3,389,404
Others	27,870	22,299
Total intangible assets	3,243,060	3,411,703
Less: Accumulated amortization	(1,475,323)	(1,129,913)
Total	$1,767,737	$2,281,790

Intangible assets and related accumulated amortization were as follows:

	2021	2020
Distributor channel	$3,389,404	$3,299,329
Others	22,299	4,105
Total intangible assets	3,411,703	3,303,434
Less: Accumulated amortization	(1,129,913)	(274,944)
Total	$2,281,790	$3,028,490

SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS

As of June 30, 2022, the future estimated amortization costs for intangible assets are as follows:

Year ending December 31,
2022 (remaining)	$404,686
2023	809,371
2024	541,439
2025	5,574
2026	5,574
Thereafter	1,093
Total	$1,767,737
As of December 31, 2021, the future estimated amortization costs for distribution channel are as follows:
2022	$847,351
2023	847,351
2024	564,901
Thereafter	-
Total	$2,259,603